Disclosure About Fair Values of Financial Instruments - Summary of Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Other Assets - Net Profits Interests, beginning balance	$ 16,550		$ 19,425
Other Assets - Net Profits Interests, addition of net profits interest to other assets		$ 8,489		$ 8,489
Other Assets - Net Profits Interests, total net gains (losses) included in earnings	114		(2,531)
Other Assets - Net Profits Interests, distributions received	(259)		(489)
Other Assets - Net Profits Interests, ending balance	16,405	$ 8,489	16,405	$ 8,489
Other Assets - Net Profits Interests, net unrealized gains (losses) included in earnings relating to assets held at the end of the period	$ 114		$ (2,531)